Cover	Nov. 24, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Current Report on Form 8-K filed by the Company on November 24, 2021 with the Commission inadvertently listed the date of the conference/webcast as December 8, 2021, instead of the correct date of December 1, 2021.
Document Period End Date	Nov. 24, 2021
Entity File Number	0-28331
Entity Registrant Name	CAPSTONE COMPANIES, INC.
Entity Central Index Key	0000814926
Entity Tax Identification Number	84-1047159
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	431 Fairway Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Deerfield Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33441
City Area Code	954
Local Phone Number	570-8889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false